CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - USD ($) $ in Thousands		Jun. 30, 2016	Dec. 31, 2015
LIABILITIES AND SHAREHOLDERS' EQUITY
Long-term Debt	[1]	$ 380,213	$ 324,568
Shareholders' Equity
Common Stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)		180,000,000	180,000,000
Common Stock, shares issued (in shares)		89,319,666	89,182,001
Common Stock, shares outstanding (in shares)		89,319,666	89,182,001
2012 Credit Facility [Member]
LIABILITIES AND SHAREHOLDERS' EQUITY
Long-term Debt		$ 385,000	$ 330,000

[1]	Long-term Debt consists of outstanding amounts on our Credit Facility less unamortized deferred financing cost. Outstanding amounts on our Credit Facility were 385,000 and 330,000 as of June 30, 2016 and December 31, 2015, respectively. Please see note 2 to these Condensed Consolidated Financial Statements describing the effects of the accounting principle change covering the deferred financing costs.